Accrued Expenses - Summary of Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accrued charitable contributions	$ 7,164	$ 3,364
Accrued compensation	1,522	875
Sales tax payable	1,208	991
Accrued professional and program fees	2,163	94
Other	988	0
Total	$ 13,045	$ 5,324